Common Shares	12 Months Ended
Jan. 31, 2025
Common Shares
Common Sharess

8. Common Shares

Authorized: Unlimited number of common shares without par value

During the year ended January 31, 2025:

(a)	On April 2, 2024, the Company issued 218,750 common shares with a fair value of $19,688 to a third party for settlement of accounts payable.

(b)	The Company issued units pursuant to conversion of convertible debentures at conversion price of $0.10 as follows (Notes 6(b), 6(c), 6(d), 6(f) and 14):

	Allocated To		Number of
Issuance Dates of Convertible Debentures	Common Shares $	Warrants $	Common Shares Issued	Warrants

December 31, 2023	323,883	-	3,035,342	3,035,342
February 29, 2024	36,394	-	350,000	350,000
March 28, 2024	310,296	-	2,983,699	2,983,699
April 30, 2024	31,607	-	300,000	300,000

	702,180	-	6,669,041	6,669,041
(c)

On June 14, 2024, the Company closed on a non-brokered private placement and issued 5,300,000 units at price of $0.10 per unit for gross proceeds of $530,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.13 and expiring on June 13, 2026. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

(d)

On July 2, 2024, the Company closed on a non-brokered private placement and issued 1,750,000 units at price of $0.10 per unit for gross proceeds of $175,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.13 and expiring on July 1, 2026. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

(e)	On October 4, 2024, 189,708 common shares were returned to the Company and cancelled.

(f)	The Company received subscription proceeds totaling $43,100.

During the year ended January 31, 2024:

(g)

On March 14, 2023, the Company closed on a brokered private placement and issued 15,000,000 units at price of $0.10 per unit for gross proceeds of $1,500,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on March 14, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $225,000 allocated to warrants (Note 9(c)).

Share issue costs totaling $228,972 consisted of the following: 840,000 brokers’ warrants with fair value of $39,972, brokers’ fee of $84,000 and other transaction costs of $105,000.  Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expiring on March 14, 2025.  The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants (Note 9(c)).

(h)

On March 14, 2023, the Company closed on a non-brokered private placement and issued 3,571,429 units at price of US$0.07 per unit for gross proceeds of $357,143 (US$250,000). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of US$0.11 and expiring on March 14, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $48,846 allocated to warrants (Note 9(a)).

(i)

On July 10, 2023, the Company closed on a non-brokered private placement and issued 2,200,000 units at price of $0.10 per unit for gross proceeds of $220,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on July 9, 2028. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $44,000 allocated to warrants (Note 9(c)).

(j)

On August 31, 2023, the Company closed on a non-brokered private placement and issued 2,950,000 units at price of $0.10 per unit for gross proceeds of $295,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.10 and expiring on August 30, 2025. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $44,250 allocated to warrants (Note 9(c)).

Share issue costs totaling $12,999 consisted of the following: 114,000 brokers’ warrants with fair value of $5,399 and brokers’ fee of $7,600.  Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expiring on August 30, 2025.  The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants (Note 9(c)).

(k)

On December 15, 2023, the Company closed on a non-brokered private placement and issued 2,000,000 units at price of $0.10 per unit for gross proceeds of $200,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.10 and expiring on December 14, 2025. The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $80,000 allocated to warrants (Note 9(c)).

During the year ended January 31, 2023:

(l)

The Company issued 10,000 common shares, with fair value totaling $16,850, to a third party pursuant to vesting of restricted stock units (Note 11(a)) and 152,500 common shares, with fair value of $29,737 to a third party for services rendered.

(m)	In October 2022, the Company issued 1,540,135 common shares pursuant to the conversion of principal and accrued interest of convertible debenture (Note 6(a)).

(n)

In October and December 2022, the Company issued, pursuant to a non-brokered private placement, 3,160,000 common shares at price of $0.20 (US$0.15) per share for gross proceeds of $647,166 (US$474,000).

(o)	The Company received subscription proceeds totaling $74,000 from its Chief Executive Officer (Note 14).